LOANS PAYABLE (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF LOANS PAYABLE

	March 31, 2022	December 31, 2021
Opening balance	$93,317	$97,916
Issuance of loans payable	-	60,000
Fair value adjustment	-	(24,576)
Repayment of loans payable	(1,687)	(44,428)
Accretion expense	1,276	4,405
Ending balance	$92,906	$93,317

SCHEDULE OF LOANS

	Start Date	Maturity Date	Rate	Carrying Value March 31, 2022	Carrying Value December 31, 2021
CEBA	2020-05-19	2022-12-31	0%	$38,021	$37,384
CEBA	2021-04-23	2022-12-31	0%	38,021	37,383
Vehicle loan	2019-08-30	2024-09-11	6.99%	16,864	18,550
Total				$92,906	$93,317